Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended				1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 15, 2013	May 15, 2013 Common Class B	Dec. 31, 2012 Common Class B
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of Class B common stock reserved for issuance							26,473,282
Term of each option and RSU stated in the award agreement, maximum		10 years
Vesting period for options and RSUs		4 years
Weighted-average grant date fair value of stock options granted		$ 4.65	$ 2.74	$ 0.94
Total intrinsic value of options exercised		$ 7.6	$ 0.8	$ 5.2
Unrecognized compensation expense related to unvested stock awards	$ 39.4	$ 30.3
Weighted average unvested service period	3 years 2 months 12 days	3 years 2 months 12 days
Common stock shares issued, net of shares withheld						53,118
Common stock shares withheld for exercise price						1,049
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					54,167
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.60